UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22148

PowerShares Actively Managed Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

Andrew Schlossberg 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

The schedules of investments for the three-month period ended January 31, 2013 is set forth below.

Schedule of Investments

PowerShares Active Low Duration Fund (PLK)

January 31, 2013

(Unaudited)

Principal Amount			Value
		Long-Term Investments-98.7%
		Corporate Bonds - 11.5%
$25,000		Actavis, Inc. 1.875%, 10/01/17	$25,120
50,000		Altera Corp. 1.750%, 05/15/17	50,876
75,000		Anheuser-Busch InBev Worldwide, Inc. 2.875%, 02/15/16	79,209
60,000		Bank of New York Mellon Corp. (The), MTN 1.200%, 02/20/15	60,718
50,000		Dr. Pepper Snapple Group, Inc. 2.000%, 01/15/20	49,071
50,000		Express Scripts Holding Co. 3.500%, 11/15/16	53,794
50,000		General Electric Capital Corp., MTN 2.300%, 04/27/17	51,555
50,000		GlaxoSmithKline Capital PLC (United Kingdom) 0.750%, 05/08/15	50,249
50,000		Goldman Sachs Group, Inc. (The) 3.300%, 05/03/15	52,086
30,000		Heineken NV (Netherlands) 0.800%, 10/01/15(a)	30,051
20,000		Humana, Inc. 3.150%, 12/01/22	19,568
50,000		Ingredion, Inc. 4.625%, 11/01/20	55,100
25,000		Kellogg Co. 1.125%, 05/15/15	25,271
50,000		Merck & Co., Inc. 1.100%, 01/31/18	49,670
50,000		National Bank of Canada (Canada) 1.500%, 06/26/15	50,786
20,000		Safeway, Inc. 4.750%, 12/01/21	20,345
50,000		Southern Power Co., Series D 4.875%, 07/15/15	54,877
50,000		United Parcel Service, Inc. 1.125%, 10/01/17	49,815
50,000		UnitedHealth Group, Inc. 0.850%, 10/15/15	50,176
			878,337
		United States Government and Agency Obligations-87.2%
		Federal Home Loan Bank - 2.6%
200,000		0.250%, 01/16/15	199,962

		Federal Home Loan Mortgage Corporation - 5.3%
200,000		0.625%, 12/29/14	201,330
200,000		0.750%, 11/25/14	201,824
			403,154
		Federal National Mortgage Association - 6.0%
200,000		0.500%, 05/27/15	200,818
200,000		0.500%, 09/28/15, Series 1	200,671
50,000		0.750%, 12/19/14	50,448
			451,937
		United States Treasury Inflation Indexed Note - 0.7%
50,000	(b)	0.125%, 04/15/17	54,460

		United States Treasury Notes - 72.6%
50,000		0.250%, 02/15/15	49,977
660,000		0.250%, 05/15/15	659,175
50,000		0.250%, 12/15/15	49,805
600,000		0.375%, 01/15/16	599,578
540,000		0.500%, 10/15/14	542,468
50,000		0.625%, 07/15/14	50,303
200,000		0.625%, 09/30/17	198,359
325,000		0.875%, 01/31/17	327,996
190,000		1.000%, 05/15/14	191,967
165,000		1.000%, 08/31/16	167,681
100,000		1.000%, 03/31/17	101,297
400,000		1.375%, 11/30/15	411,062
155,000		1.875%, 04/30/14	158,245
100,000		1.875%, 09/30/17	104,930
225,000		2.125%, 11/30/14	232,682
720,000		2.125%, 05/31/15(c)	750,262
200,000		2.125%, 12/31/15	209,969
520,000		2.250%, 01/31/15	540,516
170,000		4.000%, 02/15/15	182,830
			5,529,102
		Total United States Government and Agency Obligations	6,638,615

		Total Long-Term Investments (Cost $7,456,079)	7,516,952

Number of Shares
		Short-Term Investment-1.1%
		Money Market Fund - 1.1%
82,961		Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $82,961)	82,961

		Total Investments (Cost $7,539,040)(d)-99.8%	7,599,913
		Other assets less liabilities(e)-0.2%	13,582
		Net Assets-100.0%	$7,613,495

Investment Abbreviations:

MTN - Medium Term Note

Notes to Schedule of Investments:

(a) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2013 was $30,051 which represented 0.39% of the Fund’s Net Assets.

(b) Principal amount of security and interest payment are adjusted for inflation.

(c) All of a portion of the value was pledged as collateral for financial futures contracts.

(d) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $7,539,257. The net unrealized appreciation was $60,656 which consisted of aggregate gross unrealized appreciation of $64,548 and aggregate gross unrealized depreciation of $3,892.

(e) Includes net unrealized appreciation on financial futures contracts as follows:

Open Futures Contracts

Contract	Number of Contracts	Expiration Date/Commitment	Value January 31, 2013	Unrealized Appreciation
U.S. Treasury 2 Year Notes	3	March-2013/Long	$661,266	$87
U.S. Treasury 5 Year Notes	8	March-2013/Short	(989,875)	6,816
U.S. Treasury 10 Year Notes	4	March-2013/Short	(525,125)	8,679
			$(853,734)	$15,582

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active Mega Cap Fund (PMA)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 2.1%
1,632	Comcast Corp., Class A	$62,147
142	DIRECTV(a)	7,262
66	Time Warner Cable, Inc.	5,896
1,154	TJX Cos., Inc. (The)	52,138
		127,443
	Consumer Staples - 0.8%
951	CVS Caremark Corp.	48,691

	Energy - 16.1%
2,412	Chevron Corp.	277,742
3,356	ConocoPhillips	194,648
4,050	Exxon Mobil Corp.	364,379
457	Marathon Oil Corp.	15,360
610	National Oilwell Varco, Inc.	45,225
1,234	Phillips 66	74,743
		972,097
	Financials - 25.6%
1,257	Aflac, Inc.	66,697
4,869	Allstate Corp. (The)	213,749
869	American International Group, Inc.(a)	32,874
425	American Tower Corp. REIT	32,364
2,238	Bank of America Corp.	25,334
3,891	Bank of New York Mellon Corp. (The)	105,680
149	BB&T Corp.	4,512
1,024	Berkshire Hathaway, Inc., Class B(a)	99,256
475	Capital One Financial Corp.	26,752
2,807	Citigroup, Inc.	118,343
4,474	Discover Financial Services	171,757
2,864	JPMorgan Chase & Co.	134,751
1,118	MetLife, Inc.	41,746
1,573	Morgan Stanley	35,943
631	Prudential Financial, Inc.	36,522
338	Simon Property Group, Inc. REIT	54,141
1,431	State Street Corp.	79,635
802	Travelers Cos., Inc. (The)	62,925
2,672	U.S. Bancorp	88,443
3,351	Wells Fargo & Co.	116,716
		1,548,140
	Health Care - 18.6%
3,747	Amgen, Inc.	320,219
3,685	Eli Lilly & Co.	197,848
4,942	Merck & Co., Inc.	213,741
9,876	Pfizer, Inc.	269,417
2,268	UnitedHealth Group, Inc.	125,216
		1,126,441
	Industrials - 5.6%
5,943	General Electric Co.	132,410
487	Lockheed Martin Corp.	42,306
1,694	Northrop Grumman Corp.	110,178
1,017	Raytheon Co.	53,575
		338,469
	Information Technology - 24.2%
144	Accenture PLC, Class A (Ireland)	10,352
672	Apple, Inc.	305,968
16,187	Cisco Systems, Inc.	332,967
5,123	Corning, Inc.	61,476
994	Dell, Inc.	13,161
469	Facebook, Inc., Class A(a)	14,525
21	Google, Inc., Class A(a)	15,870
1,808	Intel Corp.	38,040
361	International Business Machines Corp.	73,308
10,911	Microsoft Corp.	299,725
473	Motorola Solutions, Inc.	27,618
427	Visa, Inc., Class A	67,428
10,308	Yahoo!, Inc.(a)	202,346
		1,462,784
	Materials - 2.6%
1,468	LyondellBasell Industries NV, Class A (Netherlands)	93,101
462	Monsanto Co.	46,824
375	Southern Copper Corp.	14,771
		154,696
	Telecommunication Services - 4.3%
4,583	AT&T, Inc.	159,442
2,357	Verizon Communications, Inc.	102,789
		262,231
	Utilities - 0.1%
302	Public Service Enterprise Group, Inc.	9,416

	Total Investments (Cost $5,473,497)(b)-100.0%	6,050,408
	Other assets less liabilities-0.0%	904
	Net Assets-100.0%	$6,051,312

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $5,481,059. The net unrealized appreciation was $569,349 which consisted of aggregate gross unrealized appreciation of $642,394 and aggregate gross unrealized depreciation of $73,045.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active U.S. Real Estate Fund (PSR)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 100.0%
	Apartments - 18.0%
8,228	Apartment Investment & Management Co., Class A	$224,460
6,471	AvalonBay Communities, Inc.	839,871
4,946	Colonial Properties Trust	108,367
15,802	Equity Residential	875,273
2,060	Essex Property Trust, Inc.	316,787
2,870	Home Properties, Inc.	176,419
2,378	Mid-America Apartment Communities, Inc.	155,450
3,068	Post Properties, Inc.	148,828
14,147	UDR, Inc.	337,972
		3,183,427
	Diversified - 23.8%
16,009	American Tower Corp.	1,219,085
4,450	Digital Realty Trust, Inc.	302,199
15,026	Duke Realty Corp.	231,551
3,633	DuPont Fabros Technology, Inc.	85,884
2,636	EPR Properties	123,523
6,630	Liberty Property Trust	259,697
7,014	Rayonier, Inc.	377,634
8,276	Vornado Realty Trust	698,991
3,733	Washington REIT	106,316
26,499	Weyerhaeuser Co.	798,150
		4,203,030
	Health Care - 12.6%
9,890	HCP, Inc.	458,797
5,671	Health Care REIT, Inc.	356,366
1,713	LTC Properties, Inc.	63,792
9,958	Senior Housing Properties Trust	239,888
16,768	Ventas, Inc.	1,111,551
		2,230,394
	Hotels - 6.6%
2,252	Chesapeake Lodging Trust	48,080
11,092	DiamondRock Hospitality Co.	101,159
40,951	Host Hotels & Resorts, Inc.	687,567
5,432	LaSalle Hotel Properties	148,294
3,447	Pebblebrook Hotel Trust	85,865
11,524	Strategic Hotels & Resorts, Inc.(a)	84,240
		1,155,205
	Office Property - 11.0%
3,615	Alexandria Real Estate Equities, Inc.	262,088
8,664	BioMed Realty Trust, Inc.	176,312
3,269	Boston Properties, Inc.	344,160
2,314	Government Properties Income Trust	57,503
7,324	Kilroy Realty Corp.	365,468
4,983	Mack-Cali Realty Corp.	135,388
9,549	Piedmont Office Realty Trust, Inc., Class A	184,582
5,114	SL Green Realty Corp.	411,063
		1,936,564
	Regional Malls - 14.4%
26,681	General Growth Properties, Inc.	520,813
7,755	Macerich Co. (The)	463,128
9,705	Simon Property Group, Inc.	1,554,547
		2,538,488
	Shopping Centers - 6.0%
28,993	DDR Corp.	480,994
3,649	Federal Realty Investment Trust	386,247
6,849	Weingarten Realty Investors	197,525
		1,064,766
	Storage - 3.8%
4,311	Public Storage	663,592

	Warehouse/Industrial - 3.8%
16,932	Prologis, Inc.	675,587

	Total Real Estate Investment Trusts (Cost $16,350,088)	17,651,053

	Money Market Fund - 0.0%
1,017	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class (Cost $1,017)	1,017

	Total Investments (Cost $16,351,105)(b)-100.0%	17,652,070
	Other assets less liabilities-0.0%	5,688
	Net Assets-100.0%	$17,657,758

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was $16,421,122. The net unrealized appreciation was $1,230,948 which consisted of aggregate gross unrealized appreciation of $1,400,001 and aggregate gross unrealized depreciation of $169,053.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

January 31, 2013

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 86.5%
	Consumer Discretionary - 9.8%
45	Abercrombie & Fitch Co., Class A	$2,250
212	Amazon.com, Inc.(a)	56,286
57	Apollo Group, Inc., Class A(a)	1,153
22	AutoNation, Inc.(a)	1,067
21	AutoZone, Inc.(a)	7,764
131	Bed Bath & Beyond, Inc.(a)	7,690
153	Best Buy Co., Inc.	2,488
33	Big Lots, Inc.(a)	1,061
66	BorgWarner, Inc.(a)	4,896
124	Cablevision Systems Corp., Class A	1,815
131	CarMax, Inc.(a)	5,164
254	Carnival Corp. (Panama)	9,835
337	CBS Corp., Class B	14,060
17	Chipotle Mexican Grill, Inc.(a)	5,219
162	Coach, Inc.	8,262
1,576	Comcast Corp., Class A	60,014
160	D.R. Horton, Inc.	3,786
73	Darden Restaurants, Inc.	3,394
169	Delphi Automotive PLC (Jersey Islands)(a)	6,534
345	DIRECTV(a)	17,643
136	Discovery Communications, Inc., Class A(a)	9,436
150	Dollar General Corp.(a)	6,933
129	Dollar Tree, Inc.(a)	5,159
54	Expedia, Inc.	3,523
55	Family Dollar Stores, Inc.	3,118
2,177	Ford Motor Co.	28,192
30	Fossil, Inc.(a)	3,167
69	GameStop Corp., Class A	1,601
131	Gannett Co., Inc.	2,572
169	Gap, Inc. (The)	5,523
62	Garmin Ltd. (Switzerland)	2,349
89	Genuine Parts Co.	6,055
140	Goodyear Tire & Rubber Co. (The)(a)	1,926
155	H&R Block, Inc.	3,529
129	Harley-Davidson, Inc.	6,762
38	Harman International Industries, Inc.	1,702
66	Hasbro, Inc.	2,466
854	Home Depot, Inc. (The)	57,150
152	International Game Technology	2,336
246	Interpublic Group of Cos., Inc. (The)	2,979
82	J.C. Penney Co., Inc.	1,667
391	Johnson Controls, Inc.	12,156
121	Kohl’s Corp.	5,601
80	Leggett & Platt, Inc.	2,355
93	Lennar Corp., Class A	3,863
136	Limited Brands, Inc.	6,531
642	Lowe’s Cos., Inc.	24,518
225	Macy’s, Inc.	8,890
140	Marriott International, Inc., Class A	5,597
196	Mattel, Inc.	7,375
573	McDonald’s Corp.	54,601
31	Netflix, Inc.(a)	5,122
164	Newell Rubbermaid, Inc.	3,851
1,151	News Corp., Class A	31,929
460	NIKE, Inc., Class B	24,863
86	Nordstrom, Inc.	4,750
150	Omnicom Group, Inc.	8,142
65	O’Reilly Automotive, Inc.(a)	6,022
62	PetSmart, Inc.	4,055
28	Priceline.com, Inc.(a)	19,193
194	PulteGroup, Inc.(a)	4,024
35	Ralph Lauren Corp.	5,827
127	Ross Stores, Inc.	7,582
50	Scripps Networks Interactive, Inc., Class A	3,088
385	Staples, Inc.	5,190
425	Starbucks Corp.	23,851
112	Starwood Hotels & Resorts Worldwide, Inc.	6,878
372	Target Corp.	22,472
68	Tiffany & Co.	4,471
173	Time Warner Cable, Inc.	15,456
540	Time Warner, Inc.	27,281
416	TJX Cos., Inc. (The)	18,795
63	TripAdvisor, Inc.(a)	2,916
63	Urban Outfitters, Inc.(a)	2,696
50	VF Corp.	7,379
264	Viacom, Inc., Class B	15,932
1,011	Walt Disney Co. (The)	54,473
2	Washington Post Co. (The), Class B	771
44	Whirlpool Corp.	5,077
80	Wyndham Worldwide Corp.	4,463
45	Wynn Resorts Ltd.	5,635
258	Yum! Brands, Inc.	16,755
		878,952
	Consumer Staples - 9.2%
1,156	Altria Group, Inc.	38,934
376	Archer-Daniels-Midland Co.	10,727
247	Avon Products, Inc.	4,194
91	Beam, Inc.	5,582
86	Brown-Forman Corp., Class B	5,564
103	Campbell Soup Co.	3,781
75	Clorox Co. (The)	5,881
2,261	Coca-Cola Co. (The)	84,200
154	Coca-Cola Enterprises, Inc.	5,370
253	Colgate-Palmolive Co.	27,165
232	ConAgra Foods, Inc.	7,584
86	Constellation Brands, Inc., Class A(a)	2,783
247	Costco Wholesale Corp.	25,278
712	CVS Caremark Corp.	36,454
106	Dean Foods Co.(a)	1,941
119	Dr Pepper Snapple Group, Inc.	5,363
136	Estee Lauder Cos., Inc. (The), Class A	8,287
369	General Mills, Inc.	15,476
183	H.J. Heinz Co.	11,095
85	Hershey Co. (The)	6,753
77	Hormel Foods Corp.	2,665
62	J.M. Smucker Co. (The)	5,495
141	Kellogg Co.	8,249
224	Kimberly-Clark Corp.	20,050
338	Kraft Foods Group, Inc.	15,622
293	Kroger Co. (The)	8,116
219	Lorillard, Inc.	8,556
76	McCormick & Co., Inc.	4,739

115	Mead Johnson Nutrition Co.	$8,740
89	Molson Coors Brewing Co., Class B	4,021
1,015	Mondelez International, Inc., Class A	28,207
85	Monster Beverage Corp.(a)	4,072
906	PepsiCo, Inc.	66,002
978	Philip Morris International, Inc.	86,220
1,571	Procter & Gamble Co. (The)	118,076
185	Reynolds American, Inc.	8,136
136	Safeway, Inc.	2,618
336	Sysco Corp.	10,675
163	Tyson Foods, Inc., Class A	3,606
490	Walgreen Co.	19,580
990	Wal-Mart Stores, Inc.	69,251
98	Whole Foods Market, Inc.	9,433
		824,541
	Energy - 9.9%
286	Anadarko Petroleum Corp.	22,886
224	Apache Corp.	18,762
251	Baker Hughes, Inc.	11,225
120	Cabot Oil & Gas Corp.	6,334
141	Cameron International Corp.(a)	8,927
296	Chesapeake Energy Corp.	5,973
1,116	Chevron Corp.	128,507
756	ConocoPhillips	43,848
129	CONSOL Energy, Inc.	4,043
220	Denbury Resources, Inc.(a)	4,099
215	Devon Energy Corp.	12,296
40	Diamond Offshore Drilling, Inc.	3,004
133	Ensco PLC, Class A (United Kingdom)	8,455
155	EOG Resources, Inc.	19,372
85	EQT Corp.	5,050
2,858	Exxon Mobil Corp.	257,134
135	FMC Technologies, Inc.(a)	6,392
530	Halliburton Co.	21,560
61	Helmerich & Payne, Inc.	3,925
169	Hess Corp.	11,350
362	Kinder Morgan, Inc.	13,561
404	Marathon Oil Corp.	13,578
194	Marathon Petroleum Corp.	14,397
105	Murphy Oil Corp.	6,250
166	Nabors Industries Ltd. (Bermuda)(a)	2,767
244	National Oilwell Varco, Inc.	18,090
77	Newfield Exploration Co.(a)	2,271
145	Noble Corp. (Switzerland)	5,872
101	Noble Energy, Inc.	10,887
463	Occidental Petroleum Corp.	40,869
153	Peabody Energy Corp.	3,848
357	Phillips 66	21,623
70	Pioneer Natural Resources Co.	8,228
101	QEP Resources, Inc.	2,964
93	Range Resources Corp.	6,247
71	Rowan Cos. PLC, Class A (United Kingdom)(a)	2,448
758	Schlumberger Ltd. (Curacao)	59,162
199	Southwestern Energy Co.(a)	6,826
380	Spectra Energy Corp.	10,556
80	Tesoro Corp.	3,895
316	Valero Energy Corp.	13,819
385	Williams Cos., Inc. (The)	13,494
113	WPX Energy, Inc.(a)	1,698
		886,492
	Financials - 13.6%
194	ACE Ltd.	16,554
268	Aflac, Inc.	14,220
275	Allstate Corp. (The)	12,072
556	American Express Co.	32,698
843	American International Group, Inc.(a)	31,891
226	American Tower Corp. REIT	17,210
118	Ameriprise Financial, Inc.	7,826
182	Aon PLC (United Kingdom)	10,509
83	Apartment Investment & Management Co., Class A REIT	2,264
45	Assurant, Inc.	1,721
65	AvalonBay Communities, Inc. REIT	8,436
6,271	Bank of America Corp.	70,988
667	Bank of New York Mellon Corp. (The)	18,116
399	BB&T Corp.	12,082
1,055	Berkshire Hathaway, Inc., Class B(a)	102,261
71	BlackRock, Inc.	16,776
86	Boston Properties, Inc. REIT	9,054
332	Capital One Financial Corp.	18,698
173	CBRE Group, Inc., Class A(a)	3,733
626	Charles Schwab Corp. (The)	10,348
149	Chubb Corp. (The)	11,966
84	Cincinnati Financial Corp.	3,565
1,709	Citigroup, Inc.	72,051
175	CME Group, Inc.	10,122
108	Comerica, Inc.	3,711
288	Discover Financial Services	11,056
147	E*TRADE Financial Corp.(a)	1,560
183	Equity Residential REIT	10,136
512	Fifth Third Bancorp	8,340
141	First Horizon National Corp.	1,440
79	Franklin Resources, Inc.	10,814
281	Genworth Financial, Inc., Class A(a)	2,577
252	Goldman Sachs Group, Inc. (The)	37,261
250	Hartford Financial Services Group, Inc. (The)	6,200
258	HCP, Inc. REIT	11,969
148	Health Care REIT, Inc.	9,300
414	Host Hotels & Resorts, Inc. REIT	6,951
272	Hudson City Bancorp, Inc.	2,326
489	Huntington Bancshares, Inc.	3,403
42	IntercontinentalExchange, Inc.(a)	5,827
253	Invesco Ltd.(b)	6,894
2,208	JPMorgan Chase & Co.	103,886
533	KeyCorp	5,010
233	Kimco Realty Corp. REIT	4,839
66	Legg Mason, Inc.	1,825
113	Leucadia National Corp.	2,876
157	Lincoln National Corp.	4,550
177	Loews Corp.	7,676
70	M&T Bank Corp.	7,188
310	Marsh & McLennan Cos., Inc.	10,999
159	McGraw-Hill Cos., Inc. (The)	9,146
623	MetLife, Inc.	23,263
111	Moody’s Corp.	6,085
789	Morgan Stanley	18,029
66	NASDAQ OMX Group, Inc. (The)	1,869
125	Northern Trust Corp.	6,434
139	NYSE Euronext	4,805
198	People’s United Financial, Inc.	2,437
92	Plum Creek Timber Co., Inc. REIT	4,433

302	PNC Financial Services Group, Inc.	$18,664
157	Principal Financial Group, Inc.	4,869
317	Progressive Corp. (The)	7,129
264	Prologis, Inc. REIT	10,534
265	Prudential Financial, Inc.	15,338
83	Public Storage REIT	12,776
807	Regions Financial Corp.	6,278
176	Simon Property Group, Inc. REIT	28,192
264	SLM Corp.	4,459
266	State Street Corp.	14,803
308	SunTrust Banks, Inc.	8,738
146	T. Rowe Price Group, Inc.	10,432
54	Torchmark Corp.	3,008
218	Travelers Cos., Inc. (The)	17,104
1,073	U.S. Bancorp	35,516
157	Unum Group	3,660
169	Ventas, Inc. REIT	11,203
97	Vornado Realty Trust REIT	8,193
2,801	Wells Fargo & Co.	97,559
309	Weyerhaeuser Co. REIT	9,307
171	XL Group PLC (Ireland)	4,740
105	Zions Bancorp.	2,449
		1,215,227
	Health Care - 10.5%
903	Abbott Laboratories	30,594
993	Abbvie, Inc.	36,433
73	Actavis, Inc.(a)	6,306
191	Aetna, Inc.	9,212
199	Agilent Technologies, Inc.	8,911
111	Alexion Pharmaceuticals, Inc.(a)	10,433
176	Allergan, Inc.	18,482
134	AmerisourceBergen Corp.	6,080
439	Amgen, Inc.	37,517
314	Baxter International, Inc.	21,302
112	Becton, Dickinson and Co.	9,412
135	Biogen Idec, Inc.(a)	21,071
784	Boston Scientific Corp.(a)	5,856
943	Bristol-Myers Squibb Co.	34,080
43	C.R. Bard, Inc.	4,389
194	Cardinal Health, Inc.	8,499
127	CareFusion Corp.(a)	3,942
241	Celgene Corp.(a)	23,849
83	Cerner Corp.(a)	6,852
163	Cigna Corp.	9,509
77	Coventry Health Care, Inc.	3,529
271	Covidien PLC (Ireland)	16,894
48	DaVita HealthCare Partners, Inc.(a)	5,540
80	DENTSPLY International, Inc.	3,341
65	Edwards Lifesciences Corp.(a)	5,845
583	Eli Lilly & Co.	31,301
467	Express Scripts Holding Co.(a)	24,947
134	Forest Laboratories, Inc.(a)	4,864
866	Gilead Sciences, Inc.(a)	34,164
94	Hospira, Inc.(a)	3,207
90	Humana, Inc.	6,692
22	Intuitive Surgical, Inc.(a)	12,636
1,592	Johnson & Johnson	117,681
54	Laboratory Corp. of America Holdings(a)	4,833
98	Life Technologies Corp.(a)	6,340
135	McKesson Corp.	14,206
577	Medtronic, Inc.	26,888
1,794	Merck & Co., Inc.	77,591
232	Mylan, Inc.(a)	6,559
48	Patterson Cos., Inc.	1,734
65	PerkinElmer, Inc.	2,291
50	Perrigo Co.	5,026
4,215	Pfizer, Inc.	114,985
91	Quest Diagnostics, Inc.	5,273
176	St. Jude Medical, Inc.	7,163
164	Stryker Corp.	10,275
61	Tenet Healthcare Corp.(a)	2,369
205	Thermo Fisher Scientific, Inc.	14,789
583	UnitedHealth Group, Inc.	32,187
63	Varian Medical Systems, Inc.(a)	4,451
50	Waters Corp.(a)	4,579
174	WellPoint, Inc.	11,279
99	Zimmer Holdings, Inc.	7,385
		943,573
	Industrials - 8.7%
364	3M Co.	36,600
133	ADT Corp. (The)	6,318
57	Avery Dennison Corp.	2,195
387	Boeing Co. (The)	28,588
92	C.H. Robinson Worldwide, Inc.	6,086
373	Caterpillar, Inc.	36,699
61	Cintas Corp.	2,578
589	CSX Corp.	12,976
101	Cummins, Inc.	11,598
332	Danaher Corp.	19,897
224	Deere & Co.	21,069
103	Dover Corp.	7,126
26	Dun & Bradstreet Corp. (The)	2,120
264	Eaton Corp. PLC (Ireland)	15,035
413	Emerson Electric Co.	23,644
69	Equifax, Inc.	4,050
119	Expeditors International of Washington, Inc.	5,105
154	Fastenal Co.	7,651
167	FedEx Corp.	16,942
28	Flowserve Corp.	4,390
94	Fluor Corp.	6,094
189	General Dynamics Corp.	12,531
6,061	General Electric Co.	135,039
447	Honeywell International, Inc.	30,503
244	Illinois Tool Works, Inc.	15,331
160	Ingersoll-Rand PLC (Ireland)	8,222
113	Iron Mountain, Inc.	3,866
75	Jacobs Engineering Group, Inc.(a)	3,608
61	Joy Global, Inc.	3,853
54	L-3 Communications Holdings, Inc.	4,100
153	Lockheed Martin Corp.	13,291
204	Masco Corp.	3,752
181	Norfolk Southern Corp.	12,465
140	Northrop Grumman Corp.	9,106
202	PACCAR, Inc.	9,506
63	Pall Corp.	4,303
85	Parker Hannifin Corp.	7,902
120	Pentair Ltd. (Switzerland)	6,082
114	Pitney Bowes, Inc.	1,643
83	Precision Castparts Corp.	15,222
121	Quanta Services, Inc.(a)	3,505
188	Raytheon Co.	9,904
170	Republic Services, Inc.	5,421
80	Robert Half International, Inc.	2,819
79	Rockwell Automation, Inc.	7,046

80	Rockwell Collins, Inc.	$4,710
56	Roper Industries, Inc.	6,577
29	Ryder System, Inc.	1,647
34	Snap-On, Inc.	2,755
421	Southwest Airlines Co.	4,719
97	Stanley Black & Decker, Inc.	7,453
49	Stericycle, Inc.(a)	4,623
161	Textron, Inc.	4,630
266	Tyco International Ltd. (Switzerland)	8,041
268	Union Pacific Corp.	35,231
408	United Parcel Service, Inc., Class B	32,350
482	United Technologies Corp.	42,209
34	W.W. Grainger, Inc.	7,406
248	Waste Management, Inc.	9,022
106	Xylem, Inc.	2,961
		780,115
	Information Technology - 16.2%
365	Accenture PLC, Class A (Ireland)	26,240
282	Adobe Systems, Inc.(a)	10,668
345	Advanced Micro Devices, Inc.(a)	897
101	Akamai Technologies, Inc.(a)	4,112
183	Altera Corp.	6,116
91	Amphenol Corp., Class A	6,149
173	Analog Devices, Inc.	7,550
588	Apple, Inc.	267,722
684	Applied Materials, Inc.	8,830
128	Autodesk, Inc.(a)	4,977
278	Automatic Data Processing, Inc.	16,483
82	BMC Software, Inc.(a)	3,407
296	Broadcom Corp., Class A	9,605
191	CA, Inc.	4,741
3,090	Cisco Systems, Inc.	63,561
106	Citrix Systems, Inc.(a)	7,755
171	Cognizant Technology Solutions Corp., Class A(a)	13,369
89	Computer Sciences Corp.	3,720
843	Corning, Inc.	10,116
833	Dell, Inc.	11,029
665	eBay, Inc.(a)	37,194
174	Electronic Arts, Inc.(a)	2,737
1,203	EMC Corp.(a)	29,606
45	F5 Networks, Inc.(a)	4,720
142	Fidelity National Information Services, Inc.	5,270
34	First Solar, Inc.(a)	958
76	Fiserv, Inc.(a)	6,104
85	FLIR Systems, Inc.	2,021
161	Google, Inc., Class A(a)	121,666
65	Harris Corp.	3,003
1,122	Hewlett-Packard Co.	18,524
2,900	Intel Corp.	61,016
619	International Business Machines Corp.	125,700
159	Intuit, Inc.	9,918
107	Jabil Circuit, Inc.	2,023
134	JDS Uniphase Corp.(a)	1,944
294	Juniper Networks, Inc.(a)	6,580
96	KLA-Tencor Corp.	5,271
98	Lam Research Corp.(a)	4,032
132	Linear Technology Corp.	4,834
316	LSI Corp.(a)	2,225
61	MasterCard, Inc., Class A	31,622
111	Microchip Technology, Inc.	3,713
581	Micron Technology, Inc.(a)	4,392
4,407	Microsoft Corp.	121,060
79	Molex, Inc.	2,146
160	Motorola Solutions, Inc.	9,342
204	NetApp, Inc.(a)	7,344
357	NVIDIA Corp.	4,377
2,193	Oracle Corp.	77,873
184	Paychex, Inc.	6,004
1,008	QUALCOMM, Inc.	66,558
111	Red Hat, Inc.(a)	6,167
162	SAIC, Inc.	1,960
75	Salesforce.com, Inc.(a)	12,910
138	SanDisk Corp.(a)	6,899
191	Seagate Technology PLC (Ireland)	6,490
397	Symantec Corp.(a)	8,643
241	TE Connectivity Ltd. (Switzerland)	9,370
97	Teradata Corp.(a)	6,466
107	Teradyne, Inc.(a)	1,729
640	Texas Instruments, Inc.	21,171
92	Total System Services, Inc.	2,139
89	Verisign, Inc.(a)	3,864
297	Visa, Inc., Class A	46,899
125	Western Digital Corp.	5,875
341	Western Union Co. (The)	4,852
721	Xerox Corp.	5,775
149	Xilinx, Inc.	5,437
594	Yahoo!, Inc.(a)	11,660
		1,445,130
	Materials - 3.1%
121	Air Products & Chemicals, Inc.	10,579
40	Airgas, Inc.	3,810
609	Alcoa, Inc.	5,384
62	Allegheny Technologies, Inc.	1,962
87	Ball Corp.	3,873
59	Bemis Co., Inc.	2,105
36	CF Industries Holdings, Inc.	8,250
82	Cliffs Natural Resources, Inc.	3,059
685	Dow Chemical Co. (The)	22,057
532	E.I. du Pont de Nemours & Co.	25,243
87	Eastman Chemical Co.	6,190
150	Ecolab, Inc.	10,860
78	FMC Corp.	4,795
542	Freeport-McMoRan Copper & Gold, Inc.	19,105
47	International Flavors & Fragrances, Inc.	3,310
251	International Paper Co.	10,396
217	LyondellBasell Industries NV, Class A (Netherlands)	13,762
100	MeadWestvaco Corp.	3,135
306	Monsanto Co.	31,013
157	Mosaic Co. (The)	9,616
283	Newmont Mining Corp.	12,158
181	Nucor Corp.	8,328
94	Owens-Illinois, Inc.(a)	2,237
87	PPG Industries, Inc.	11,995
169	Praxair, Inc.	18,653
111	Sealed Air Corp.	2,078
49	Sherwin-Williams Co. (The)	7,945
69	Sigma-Aldrich Corp.	5,336
83	United States Steel Corp.	1,855
73	Vulcan Materials Co.	4,129
		273,218
	Telecommunication Services - 2.6%
3,261	AT&T, Inc.	113,450

357	CenturyLink, Inc.	$14,441
167	Crown Castle International Corp.(a)	11,777
570	Frontier Communications Corp.	2,605
181	MetroPCS Communications, Inc.(a)	1,815
1,716	Sprint Nextel Corp.(a)	9,661
1,688	Verizon Communications, Inc.	73,614
336	Windstream Corp.	3,272
		230,635
	Utilities - 2.9%
352	AES Corp. (The)	3,816
68	AGL Resources, Inc.	2,842
139	Ameren Corp.	4,509
278	American Electric Power Co., Inc.	12,591
244	CenterPoint Energy, Inc.	4,987
150	CMS Energy Corp.	3,855
167	Consolidated Edison, Inc.	9,499
328	Dominion Resources, Inc.	17,748
98	DTE Energy Co.	6,204
402	Duke Energy Corp.	27,634
185	Edison International	8,915
101	Entergy Corp.	6,525
488	Exelon Corp.	15,343
239	FirstEnergy Corp.	9,677
44	Integrys Energy Group, Inc.	2,406
241	NextEra Energy, Inc.	17,364
177	NiSource, Inc.	4,784
180	Northeast Utilities	7,331
184	NRG Energy, Inc.	4,416
117	ONEOK, Inc.	5,500
131	Pepco Holdings, Inc.	2,557
245	PG&E Corp.	10,447
63	Pinnacle West Capital Corp.	3,363
332	PPL Corp.	10,056
289	Public Service Enterprise Group, Inc.	9,011
76	SCANA Corp.	3,558
128	Sempra Energy	9,606
499	Southern Co. (The)	22,071
117	TECO Energy, Inc.	2,079
132	Wisconsin Energy Corp.	5,205
279	Xcel Energy, Inc.	7,751
		261,650
	Total Common Stocks and Other Equity Interests (Cost $7,354,394)	7,739,533

	Money Market Fund - 10.5%
939,325	Goldman Sachs Financial Square Prime Obligations - Institutional Share Class
	(Cost $939,325)	939,325

	Total Investments (Cost $8,293,719)(c)-97.0%	8,678,858
	Other assets less liabilities(d)-3.0%	264,139
	Net Assets-100.0%	$8,942,997

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) Affiliated company. The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investment in Invesco Ltd. for the period December 4, 2012* through January 31, 2013:

				Change in
	Value	Purchases at	Proceeds from	Unrealized	Realized	Value	Dividend
	December 4, 2012*	Cost	Sales	Appreciation	Gain	January 31, 2013	Income
Invesco Ltd.	$—	$7,698	$(1,213)	$394	$15	$6,894	$—

* Commencement of investment operations.

(c) At January 31, 2013, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes. The net unrealized appreciation was $385,139 which consisted of aggregate gross unrealized appreciation of $442,513 and aggregate gross unrealized depreciation of $57,374.

(d) Includes net unrealized appreciation (depreciation) on financial futures contracts as follows:

Open Futures Contracts

Contract	Number of Contracts	Expiration Date/Commitment	Value January 31, 2013	Unrealized Appreciation/ (Depreciation)
CBOE Volatility Index Futures	7	February-2013/Long	$104,300	$(8,612)
CBOE Volatility Index Futures	8	March-2013/Long	126,000	192
E-mini S&P 500 Futures	13	March-2013/Long	970,645	14,782
			$1,200,945	$6,362

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Fund listed below, as of January 31, 2013, the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total

PowerShares Active Low Duration Fund
Corporate Debt Securities	$—	$878,337	$—	$878,337
U.S. Treasury Securities	—	5,583,562	—	5,583,562
U.S. Government Sponsored Agency Securities	—	1,055,053	—	1,055,053
Money Market Fund	82,961	—	—	82,961
Futures Contract *	15,582	—	—	15,582
Total Investments	$98,543	$7,516,952	$—	$7,615,495

* Unrealized appreciation.

Subsequent Event

At a meeting held on December 18, 2012, the Board of Trustees of the PowerShares Actively Managed Exchange-Traded Fund Trust approved the liquidation of PowerShares Active Low Duration Fund and PowerShares Active Mega Cap Fund. The last day of trading in these Funds was February 26, 2013. Shareholders who did not sell their holdings prior to the market close on this date received cash equal to the net asset value of the shares, with payment made on March 7, 2013.

Item 2.   Controls and Procedures.

(a)         The Registrant’s President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	March 27, 2013

By:	/s/ Steven Hill
Steven Hill
Treasurer

Date:	March 27, 2013